                                                        [LOGO]
                                                        FORTIS
                                          Solid partners, flexible solutions-SM-


Enjoy the benefits of TAX-SMART INVESTING


Fortis tax-free
bond funds
semiannual report

March 31, 2001




                           [PHOTO OF A MAN AND WOMAN ANALYZING A REPORT]

Fortis Tax-Free National Fund
Fortis Tax-Free Minnesota Fund

FORTIS TAX-FREE PORTFOLIOS, INC. SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     NATIONAL PORTFOLIO                                           4
     MINNESOTA PORTFOLIO                                          6

  STATEMENTS OF ASSETS AND LIABILITIES                            8

  STATEMENTS OF OPERATIONS                                        9

  STATEMENTS OF CHANGES IN NET ASSETS
     NATIONAL PORTFOLIO                                          10
     MINNESOTA PORTFOLIO                                         11

  NOTES TO FINANCIAL STATEMENTS                                  12

  DIRECTORS AND OFFICERS                                         19

  OTHER PRODUCTS AND SERVICES                                    20

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT WWW.FFG.US.FORTIS.COM.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund, and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $10.50     $10.49     $10.48     $10.52     $10.49
  End of period..............................    $10.95     $10.94     $10.92     $10.97     $10.93
DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .249     $ .209     $ .209     $ .261     $ .209

TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 9.88     $ 9.88     $ 9.90     $ 9.91     $ 9.91
  End of period..............................    $10.25     $10.25     $10.27     $10.29     $10.28

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .244     $ .207     $ .207     $ .256     $ .207

[PHOTO OF A MAN AND WOMAN LOOKING OVER FINANCIAL FIGURES]

DEAR FORTIS SHAREHOLDER:

Despite a very challenging period for the stock market, the bond market performed relatively well overall for the six months ended March 31, 2001. The overriding force affecting all investments was the dramatic slowdown in economic growth in late 2000 and early 2001. Real Gross Domestic Product (GDP) grew at an annual rate of more than 5% early in 2000 before falling to growth rates of 2.2% and 1% in the third and fourth quarters of 2000, respectively.

Although still low by historic standards, the unemployment rate climbed from 3.9% in September 2000 to 4.2% in February 2001, reflecting the slowing economy. Inflation remains very tame, with the core Consumer Price Index (which excludes energy) rising by 2.7% from February 2000 to February 2001.

In January 2001, in recognition of the general economic slowdown, the Federal Reserve reversed course. After raising the Federal Funds rate six times for a total of 175 basis points from mid-1999 to mid-2000, the Fed lowered rates three times from January to March 2001, totaling 150 basis points. Because of the sharpness of the economic slowdown, many observers expect the Fed to continue its efforts to ease monetary policy as we move forward.

Municipal bond yields, as reflected by the Bond Buyer Revenue Bond Index, fell steadily through the first part of this period -- from 5.85% on September 30, 2000 to 5.32% on January 11, 2001 -- as a result of the market anticipating monetary easing by the Fed. A seasonal slowdown in bond issuance contributed to this slide as well. Since January 11, yields have risen as high as 5.52%. The index stood at 5.42% at the end of March.

In the third quarter of 2000, we continued our effort to lengthen the duration of the portfolios, which we began in the second quarter of 2000. We undertook this strategy because we expected that the Fed's tightening cycle had concluded. As a result, by year end, both funds were at 105% of the benchmark duration, after beginning the year short of the benchmark. The lengthening of durations led to superior performance versus the benchmark and the funds' peers from October through mid-January. Since then, the fund has kept durations slightly long versus the benchmark. The fund remains somewhat underweight in hospital bonds and slightly overweight in uninsured revenue bonds, in search of additional yields.

Total returns for the six months ended March 31, 2001, were 6.82% for the National Portfolio Class E shares before sales charge, and 6.47% for the Minnesota Portfolio Class E shares before sales charge. The benchmark Lehman Brothers Municipal Bond Index had a total return of 6.69% for the same period. The durations of the funds at the end of the reporting period were 7.4 years for the Minnesota Portfolio and 7.8 years for the National Portfolio. This compares to a duration of 7.45 years for the Lehman Brothers Municipal Bond Index.

Moving forward, we expect economic growth to be restrained over the short term. Continued interest rate cuts by the Federal Reserve are likely. Later in the year, we could see some modest growth in the economy as the Fed's monetary easing efforts begin to have a stimulating effect. For purposes of liquidity, we believe it is important to maintain strong credit quality in both portfolios. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ Dean C. Kopperud       /s/ Howard G. Hudson

Dean C. Kopperud           Howard G. Hudson
President                  Vice President

COMPOSITION BY INDUSTRY
AS OF 3/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                    21.8%
Utilities - Electric                   18.8%
Utilities - Water and Sewer            13.5%
Health Care/Services                   12.3%
Transportation                          9.4%
Higher Education (Univ., Dorms, etc.)   6.0%
Housing (HFA's, etc.)                   4.0%
Miscellaneous                           3.5%
Refunded with U.S. Gov't Securities     3.5%
Public Facilities                       3.3%
Cash Equivalents/Receivables            2.1%
Pollution Control                       1.8%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NATIONAL PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS E*    +5.50%  +4.70%   +6.21%
CLASS E**  +10.47%  +5.67%   +6.70%

        LEHMAN BROTHERS  NATIONAL
           MUNICIPAL     PORTFOLIO
         BOND INDEX***    CLASS E
4/1/91          $10,000     $9,550
92              $10,999    $10,543
93              $12,376    $11,882
94              $12,663    $12,189
95              $13,604    $12,968
96              $14,745    $13,861
97              $15,548    $14,494
98              $17,214    $15,967
99              $18,281    $16,729
00              $18,267    $16,533
01              $20,261    $18,265

                         Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Ohio State Turnpike Commission (5.50%) 2017             4.7%
 2.  North Carolina Municipal Power Agency
     (5.50%) 2014                                            4.5%
 3.  University of Minnesota Revenue Bond (5.75%) 2017       4.2%
 4.  Southern California Public Power (6.36%) 2013           3.9%
 5.  Phoenix, AZ General Obligation (6.25%) 2017             3.7%
 6.  Detroit, MI Water System (6.50%) 2015                   3.6%
 7.  Fulton County, GA Water & Sewer (6.375%) 2014           3.6%
 8.  North Carolina Eastern Municipal Power Agency
     (5.00%) 2017                                            3.5%
 9.  Sulphur Springs, CA General Obligation
     (7.00%) 2012                                            2.9%
10.  New York State Government Assistance Corp.
     (5.25%) 2016                                            2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                           +10.24%     +5.43%      +6.94%
Class A shares##                           +5.28%     +4.46%      +6.17%
Class B shares#                            +9.44%     +4.63%      +6.12%
Class B shares##                           +5.84%     +4.33%      +6.12%
Class C shares#                            +9.35%     +4.58%      +6.09%
Class C shares##                           +8.35%     +4.58%      +6.09%
Class H shares#                            +9.34%     +4.59%      +6.11%
Class H shares##                           +5.74%     +4.29%      +6.11%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without Sales Charge.
 ##  With Sales Charge. Assumes redemption on March 31, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 3/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                    31.5%
Higher Education (Univ., Dorms, etc.)  14.6%
Housing                                12.1%
Miscellaneous                          10.4%
Health Care/Services                    7.6%
Utilities - Electric                    7.2%
Pollution Control                       6.1%
Cash Equivalents/Receivables            4.3%
Transportation                          2.8%
Airport Revenue                         2.6%
Public Facilities                       0.8%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MINNESOTA PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR  5 YEAR  10 YEAR
CLASS E*   +4.88%  +4.52%   +5.84%
CLASS E**  +9.83%  +5.49%   +6.33%

        LEHMAN BROTHERS  MINNESOTA
           MUNICIPAL     PORTFOLIO
         BOND INDEX***    CLASS E
4/1/91          $10,000     $9,550
92              $10,999    $10,422
93              $12,376    $11,609
94              $12,663    $11,926
95              $13,604    $12,701
96              $14,745    $13,499
97              $15,548    $14,056
98              $17,214    $15,333
99              $18,281    $16,161
00              $18,267    $16,057
01              $20,261    $17,635

                         Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of MN (Regents of) (5.50%) 2021              5.4%
 2.  Brainerd (City of), MN (6.65%) 2017                     4.0%
 3.  Minnesota State Retirement System (5.875%) 2022         3.9%
 4.  Sauk Rapids (City of), MN, Independent School
     District (5.43%) 2010                                   3.8%
 5.  Becker (City of), MN, Independent School District
     (6.00%) 2017                                            3.6%
 6.  Puerto Rico, Commonwealth Aqueduct & Sewer
     (6.25%) 2013                                            3.0%
 7.  Lakeville (City of), MN, Independent School
     District (5.10%) 2010                                   2.9%
 8.  Puerto Rico, Commonwealth Highway & Transportation
     (5.50%) 2013                                            2.8%
 9.  University of MN (Regents of) (5.75%) 2018              2.8%
10.  Waconia (City of), MN, Health Care Facility
     (6.10%) 2019                                            2.7%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                            +9.49%     +5.24%      +6.46%
Class A shares##                           +4.56%     +4.27%      +5.70%
Class B shares#                            +8.70%     +4.46%      +5.64%
Class B shares##                           +5.10%     +4.16%      +5.64%
Class C shares#                            +8.68%     +4.45%      +5.66%
Class C shares##                           +7.68%     +4.45%      +5.66%
Class H shares#                            +8.67%     +4.45%      +5.68%
Class H shares##                           +5.07%     +4.14%      +5.68%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without Sales Charge.
 ##  With Sales Charge. Assumes redemption on March 31, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
March 31, 2001 (Unaudited)

MUNICIPAL BONDS-97.91%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               ARIZONA-5.98%
   $1,800,000  Phoenix (City of), AZ, 6.25% General
                 Obligation Bond Ser A 7-1-2017.............   AA+           $1,974,308    $ 2,100,834
   1,225,000   Tucson (City of), AZ, 5.50% Water Rev
                 Refunding Bond 7-1-2014....................   A+             1,206,803      1,336,904
                                                                             -----------   -----------
                                                                              3,181,111      3,437,738
                                                                             -----------   -----------
               CALIFORNIA-8.46%
   2,385,000   Redwood City California Elem School Dist,
                 5.50% Zero Coupon General Obligation FGIC
                 Insured 8-1-2018 (d).......................   AAA              931,009        984,981
   2,750,000   Sulphur Springs (City of), CA, 7.00% Zero
                 Coupon General Obligation Ser A MBIA
                 Insured 9-1-2012 (d).......................   AAA            1,253,603      1,645,985
   4,000,000   Southern California Public Power, 6.36% Zero
                 Coupon Bond 7-1-2013 (d)...................   A+             1,857,685      2,238,120
                                                                             -----------   -----------
                                                                              4,042,297      4,869,086
                                                                             -----------   -----------
               COLORADO-1.84%
   1,000,000   Denver (City of), CO, 5.375% City and County
                 Excise Tax Rev Bond Colorado Convention
                 Center Proj Ser A FSA Insured 9-1-2013.....   AAA            1,060,337      1,061,460
                                                                             -----------   -----------
               FLORIDA-0.91%
     500,000   Florida (State of), 7.50% Mid-Bay Bridge Auth
                 Ser 1991A 10-1-2017 (Subject to Crossover
                 Refunding 10-1-2001 @103)..................   NR               472,916        523,675
                                                                             -----------   -----------
               GEORGIA-7.72%
   1,105,000   Fulton County School Dist, GA, 5.375% General
                 Obligation Bond 1-1-2018...................   AA             1,116,485      1,173,444
      40,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Escrowed to
                 Maturity)..................................   A                 39,650         46,670
     960,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Unrefunded)............   A                951,600      1,127,040
   1,765,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Escrowed to
                 Maturity)..................................   AAA            1,754,541      2,052,854
      35,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Unrefunded)....   AAA               34,763         40,316
                                                                             -----------   -----------
                                                                              3,897,039      4,440,324
                                                                             -----------   -----------
               ILLINOIS-2.78%
     500,000   Channahon Park, IL District, 7.50% General
                 Obligation 1-1-2011 (Prerefunded 7-1-2001
                 @100)......................................   NR               499,375        505,145
   1,000,000   Illinois Dev Fin Auth, 7.375% Power Co Proj
                 Ser 1991A 7-1-2021.........................   BBB              992,189      1,092,500
                                                                             -----------   -----------
                                                                              1,491,564      1,597,645
                                                                             -----------   -----------
               KANSAS-1.83%
   1,000,000   Johnson County, KS, 5.25% School Dist 229
                 Ser A 10-1-2012............................   AA             1,058,240      1,054,080
                                                                             -----------   -----------
               KENTUCKY-5.54%
   1,000,000   Christian County, KY, 6.00% Hospital Rev Ref
                 Bond Jennie Stuart Medical Center
                 7-1-2013...................................   A-               995,711      1,006,140
   1,000,000   Carroll County, KY, 7.45% Collateralized
                 Pollution Control Rev Bond Utilities
                 Project Ser A 9-15-2016....................   A              1,047,509      1,052,520
   1,000,000   Louisville & Jefferson County, KY, 6.75%
                 Metro Sewer Dist Rev Bond Ser A AMBAC
                 Insured 5-15-2019 (Prerefunded 11-15-2004
                 @102)......................................   AAA              996,723      1,125,930
                                                                             -----------   -----------
                                                                              3,039,943      3,184,590
                                                                             -----------   -----------
               MICHIGAN-3.58%
   1,750,000   Detroit (City of), MI, Water System, 6.50%
                 Rev Bond FGIC Insured 7-1-2015.............   AAA            1,855,179      2,061,990
                                                                             -----------   -----------
               MINNESOTA-11.12%
   1,140,000   Fergus Falls (City of), MN, 6.50% Health Care
                 Fac Rev Lake Region Hospital Corp Proj A
                 9-1-2018...................................   BBB+           1,133,279      1,147,900
     670,000   Minneapolis (City of), MN, 7.00% Health Care
                 Fac Rev (St. Olaf Residence) Ser 1993
                 10-1-2012..................................   NR               670,000        658,476
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.50% Healthcare System Rev
                 Fairview Hospital and Healthcare Services
                 Ser 1997A MBIA Insured 11-15-2017..........   AAA            1,004,013      1,044,730
   2,160,000   University of Minnesota, 5.75% Rev Bond
                 Ser A General Obligation of University
                 Insured 7-1-2017...........................   AA             2,141,662      2,397,103
     500,000   Minneapolis (City of), MN, 5.875% Walker
                 Methodist Sr Services Rev Bond Ser C
                 11-15-2018.................................   NR               492,983        432,265
     690,000   St. Anthony (City of), MN, 6.75% Housing Dev
                 Rev Ref Bond 7-1-2007......................   AA               690,000        714,640
                                                                             -----------   -----------
                                                                              6,131,937      6,395,114
                                                                             -----------   -----------
               MISSOURI-2.25%
   1,225,000   Missouri State Health & Educ, 7.70% Still
                 Regional Med Ctr 2-1-2013..................   BBB            1,254,899      1,291,750
                                                                             -----------   -----------
               NEW YORK-10.62%
   1,000,000   New York City, NY, 8.25% General Obligation
                 Bond Ser B 6-1-2005........................   A-               992,311      1,165,840
   1,000,000   New York State Dorm Auth, 5.50% State
                 University Education Fac Rev Bond Ser A
                 AMBAC Insured 5-15-2019....................   AAA            1,025,375      1,073,940
   1,000,000   New York State Dorm Auth, 6.00% Rev Cons City
                 Univ System 2nd Gen 7-1-2020...............   A-             1,017,125      1,127,990
   1,500,000   New York State, 5.25% Government Assistance
                 Corp. Bond Ser E FSA Insured 4-1-2016......   AAA            1,515,426      1,591,170

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
   $1,000,000  Triborough Bridge & Tunnel, NY, 6.125% Auth
                 Rev Bond Ser Y CAPMAC-ITC Insured
                 1-1-2021...................................   AAA           $1,115,953    $ 1,151,140
                                                                             -----------   -----------
                                                                              5,666,190      6,110,080
                                                                             -----------   -----------
               NORTH CAROLINA-7.99%
   2,000,000   North Carolina Eastern Municipal Power
                 Agency, 5.00% Power Systems Rev Ser A
                 1-1-2017 (Escrowed to Maturity)............   BBB            1,915,682      2,008,200
   2,400,000   North Carolina Municipal Power Agency, 5.50%
                 Catawba Electric Rev Bond Ser A 1-1-2014...   AAA            2,412,920      2,588,880
                                                                             -----------   -----------
                                                                              4,328,602      4,597,080
                                                                             -----------   -----------
               NORTH DAKOTA-1.96%
   1,100,000   Ward County, ND, 7.50% Health Care Fac Rev
                 Trinity Oblig Group Ser B 7-1-2011.........   BBB+           1,106,502      1,129,205
                                                                             -----------   -----------
               OHIO-13.33%
   1,270,000   Hamilton City School District, OH, 6.15%
                 School Improvement Ser A 12-1-2016.........   AA-            1,320,331      1,466,215
     750,000   Cleveland (City of), OH, Parking Fac, 8.10%
                 Improvement Proj Rev Bond
                 9-15-2022 (Prerefunded 9-15-2002 @102).....   NR               765,000        814,642
   2,500,000   Ohio State Turnpike Commission, 5.50% Rev
                 Bond Ser A FGIC Insured 2-15-2017..........   AAA            2,437,200      2,698,200
   2,250,000   Cleveland (City of), OH, 5.03% Zero Coupon
                 Rev Bond Ser A Public Power System MBIA
                 Insured 11-15-2009 (d).....................   AAA            1,465,554      1,542,443
   1,045,000   Cincinnati (City of), OH, 5.50% Water Sys Rev
                 Bond 12-1-2011.............................   AA+            1,141,905      1,143,261
                                                                             -----------   -----------
                                                                              7,129,990      7,664,761
                                                                             -----------   -----------
               PENNSYLVANIA-2.17%
     750,000   Clarion County, PA, 8.50% Clarion Hospital
                 Proj Rev Bond 7-1-2021 (Prerefunded
                 7-1-2001 @102).............................   NR               732,203        774,293
     500,000   LeHigh County, PA, 5.70% General Purpose Auth
                 Rev Bond, Kidspeace Obligation Group
                 11-1-2009..................................   NR               500,000        472,110
                                                                             -----------   -----------
                                                                              1,232,203      1,246,403
                                                                             -----------   -----------
               SOUTH CAROLINA-2.00%
   1,000,000   Piedmont Municipal Power Agency, SC, 6.25%
                 Rev Bond FGIC Insured 1-1-2021.............   AAA            1,083,275      1,148,870
                                                                             -----------   -----------
               TEXAS-3.54%
   1,000,000   Klein School Dist, TX, 5.00% General
                 Obligation Bond Ser A FSF Insured
                 8-1-2017...................................   AAA              936,262        999,350
   1,000,000   San Antonio (City of), TX, 5.25%
                 Electrical & Gas Rev Bond Ser A 2-1-2014...   AA             1,043,329      1,035,110
                                                                             -----------   -----------
                                                                              1,979,591      2,034,460
                                                                             -----------   -----------
               VIRGINIA-1.82%
   1,000,000   Peninsula Ports Authority of VA, 6.0% Port
                 Facility CSX Transit Project Rev Bond
                 12-15-2012.................................   A+             1,000,000      1,044,520
                                                                             -----------   -----------
               WISCONSIN-2.47%
   1,305,000   Sparta School District, WI, 5.90% General
                 Obligation Bond FGIC Insured 3-1-2016......   Aaa*           1,303,438      1,418,196
                                                                             -----------   -----------
               TOTAL MUNICIPAL BONDS........................                 $52,315,253   $56,311,027
                                                                             ===========   ===========

SHORT-TERM INVESTMENTS-1.04%
--------------------------------------------------------------------------------

   Principal                                                    Market
    Amount                                                     Value (b)
   ---------                                                  -----------
              FINANCE-OTHER INVESTMENT POOLS AND
              FUNDS-1.04%
   $600,023   First American Tax-Free Obligations Fund,
                Current rate -- 3.15%......................   $   600,023
                                                              -----------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $52,915,276) (A)...........................   $56,911,050
                                                              ===========

 (a) At March 31, 2001, the cost of securities for federal income tax purposes was $52,915,276 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $4,110,972
Unrealized depreciation.....................................    (115,198)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $3,995,774
------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO
Schedule of Investments
March 31, 2001 (Unaudited)

MUNICIPAL BONDS-95.69%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               AIRPORT REVENUE-2.60%
   $1,030,000  Minneapolis-St. Paul (City of), MN, 5.00%
                 Metropolitan Airports Commission Rev Ser
                 1998A AMBAC Insured 1-1-2019...............   AAA           $1,000,404    $ 1,025,035
                                                                             -----------   -----------
               GENERAL OBLIGATIONS-31.47%
   1,000,000   Anoka-Hennepin Independent School District
                 #11, 5.00% School District Cr Enhancement
                 PG-A 2-1-2015..............................   AA+            1,018,651      1,016,560
   1,300,000   Becker (City of), MN, Independent School
                 District #726, 6.00% General Obligation Ser
                 A FSA Insured 2-1-2017.....................   Aaa*           1,307,889      1,418,222
   1,000,000   Bloomington (City of), MN, Independent School
                 District #271, 5.45% General Obligation Ser
                 A 2-1-2012.................................   Aaa*             995,930      1,066,200
   1,000,000   Delano (City of), MN, Independent School
                 District #879, 5.70% General Obligation Ser
                 A 2-1-2017.................................   Aa1*             994,323      1,064,480
   1,685,000   Lakeville (City of), MN, Independent School
                 District #194, 5.10% Zero Coupon General
                 Obligation Cap Apprec Ser B FSA Insured
                 2-1-2010 (d)...............................   Aaa*           1,079,846      1,143,508
   1,000,000   Minneapolis (City of), MN, 5.20% Sports Arena
                 Project General Obligation 10-1-2024.......   AAA              928,566      1,003,980
   1,000,000   Minnesota State, 5.25% General Obligation
                 8-1-2016...................................   AAA              965,033      1,032,040
   1,000,000   Mounds View (City of), MN, Independent School
                 District #621, 5.375% General Obligation
                 2-1-2024...................................   Aa1*             970,790      1,019,720
   1,000,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                 Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A              1,070,807      1,166,120
   1,950,000   Rosemount (City of), MN, Independent School
                 District #196, 5.70% Zero Coupon General
                 Obligation Ser A MBIA Insured
                 4-1-2015 (d)...............................   AA+              887,764        980,031
   2,205,000   Sauk Rapids (City of), MN, Independent School
                 District #047, 5.43% Zero Coupon General
                 Obligation 2-1-2010 (d)....................   Aa1*           1,373,546      1,496,401
                                                                             -----------   -----------
                                                                             11,593,145     12,407,262
                                                                             -----------   -----------
               HEALTH CARE/SERVICES-7.62%
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.25% Healthcare Fac Rev
                 Benedictine Health Ser A MBIA Insured
                 2-15-2014..................................   AAA            1,029,478      1,045,730
   1,000,000   St Paul (City of), MN, 5.25% Health Care Fac
                 Rev Regions Hospital 5-15-2018.............   BBB+             977,907        877,880
   1,000,000   Waconia (City of), MN, 6.10% Health Care Fac
                 Rev Ridgeview Med Ctr Ser A Asset Guaranty
                 Insured 1-1-2019...........................   AA               994,600      1,081,680
                                                                             -----------   -----------
                                                                              3,001,985      3,005,290
                                                                             -----------   -----------
               HIGHER EDUCATION (UNIV., DORMS, ETC.)-14.57%
   1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2018...................................   A2*              996,060      1,015,340
   1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2023...................................   A2*              943,276      1,010,340
     460,000   Minnesota Higher Education, 7.625% Mortgage
                 Rev for St. Mary's College Ser 3F
                 10-1-2016 (Prerefunded 10-1-2001
                 @ 100).....................................   BBB-             457,700        469,964
   2,000,000   University of MN (Regents of), 5.50% General
                 Obligation Ser A 7-1-2021..................   AA             2,020,648      2,139,620
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser A 7-1-2018..................   AA             1,010,888      1,107,980
                                                                             -----------   -----------
                                                                              5,428,572      5,743,244
                                                                             -----------   -----------
               HOUSING-12.08%
   1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                 Evangelical Lutheran-Good Samaritan Proj
                 Ser B FSA Insured 3-1-2017.................   AAA            1,512,782      1,558,350
      15,000   Dakota County, MN, 8.10% HRA Single Family
                 Rev GNMA Backed 3-1-2016...................   AA                15,409         15,150
     525,000   Mankato (City of), MN, 8.25% Nursing Home Rev
                 Board of Social Ministry Mankato Lutheran
                 Ser A 10-1-2021 (Prerefunded 10-1-2001
                 @ 102).....................................   NR               520,000        548,163
     500,000   Minneapolis (City of), MN, 5.875% Walker
                 Methodist Sr Services Rev Bond Ser C
                 11-15-2018.................................   NR               492,983        432,265
     430,000   Minneapolis (City of), MN, 6.00% Health Care
                 Fac Rev Bond Shelter Care Foundation Ser A
                 4-1-2010...................................   NR               430,000        394,396
     790,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                 Rev Bond Riverplace Proj Ser A LOC Bank of
                 Tokyo 1-1-2020.............................   A2*              801,251        792,038
     500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                 Fac Rev River Region Obligated Group Ser C
                 9-1-2022...................................   NR               497,140        502,685
     500,000   Spring Park (City of), MN, 8.25% Health Care
                 Fac Rev Bond Twin Birch Health Care Ctr
                 8-1-2011 (Prerefunded 8-1-2001 @ 102)......   NR               500,000        517,945
                                                                             -----------   -----------
                                                                              4,769,565      4,760,992
                                                                             -----------   -----------
               MISCELLANEOUS-10.40%
     450,000   Dakota County, MN, 7.50% HRA Limited Annual
                 Appropriation Tax & Rev Supported Bond
                 1-1-2006...................................   BBB+             450,000        453,996
   1,000,000   Golden Valley (City of), MN, 5.875% Rev Bond
                 Breck School Proj 10-1-2019................   A2*              986,080      1,052,320

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
   $1,000,000  Minneapolis (City of), MN, 7.375% CDA Limited
                 Tax Supported Dev Rev Common Bond Fund Ser
                 1995-G3 12-1-2012..........................   A-            $1,000,000    $ 1,068,440
   1,425,000   Minnesota State, 5.875% Retirement Sys Bldg
                 Rev Bond 6-1-2022..........................   AAA            1,417,120      1,524,650
                                                                             -----------   -----------
                                                                              3,853,200      4,099,406
                                                                             -----------   -----------
               POLLUTION CONTROL-6.10%
     650,000   East Grand Forks (City of), MN, 7.75%
                 Pollution Control Rev (American Crystal
                 Sugar) Ser 1991A 4-1-2018..................   BBB+             650,147        666,673
   1,000,000   Minnesota Public Fac Auth, 5.25% Water
                 Pollution Rev Bond Ser A 3-1-2017..........   AAA              981,971      1,026,040
   1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                 Water Pollution Rev Bond Ser 1992A
                 3-1-2007 (Prerefunded 3-1-2002
                 @ 73.543) (d)..............................   AAA              679,108        713,200
                                                                             -----------   -----------
                                                                              2,311,226      2,405,913
                                                                             -----------   -----------
               PUBLIC FACILITIES-0.85%
     325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                 Bond Ser 1992A 12-1-2015 (Prerefunded
                 12-1-2001 @ 100)...........................   NR               325,000        334,643
                                                                             -----------   -----------
               TRANSPORTATION -2.83%
   1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                 Transportation Auth Rev Ser W FSA Insured
                 7-1-2013...................................   AAA            1,021,387      1,113,990
                                                                             -----------   -----------
               UTILITIES-ELECTRIC-7.17%
   1,000,000   Northern MN Municipal Power Agency, 5.30%
                 Elec Sys Rev FSA Insured 1-1-2021..........   AAA              955,566      1,011,930
   1,295,000   Northern MN Municipal Power Agency, 6.94%
                 Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                 Primary Insured 1-1-2011 (d)...............   AAA              665,780        837,839
   1,000,000   Southern MN Municipal Power Agency, 5.27%
                 Zero Coupon Power Supply Systems Rev Bonds
                 Cap Apprec Ser A MBIA Insured
                 1-1-2019 (d)...............................   AAA              397,205        402,360
   1,600,000   Southern MN Municipal Power Agency, 6.25%
                 Zero Coupon Power Supply Systems Rev Bonds
                 Cap Apprec Ser A MBIA Insured
                 1-1-2021 (d)...............................   AAA              474,469        575,408
                                                                             -----------   -----------
                                                                              2,493,020      2,827,537
                                                                             -----------   -----------
               TOTAL MUNICIPAL BONDS........................                 $35,797,504   $37,723,312
                                                                             ===========   ===========

SHORT-TERM INVESTMENTS-1.02%
--------------------------------------------------------------------------------

   Principal                                                    Market
    Amount                                                     Value (b)
   ---------                                                  -----------
              FINANCE-OTHER INVESTMENT POOLS AND
              FUNDS-1.02%
   $403,234   Federated Minnesota Municipal Cash Trust,
                Current rate -- 3.40%......................   $   403,234
                                                              -----------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $36,200,738)(A)............................   $38,126,546
                                                              ===========

 (a) At March 31, 2001, the cost of securities for federal income tax purposes was $36,200,738 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $2,133,798
Unrealized depreciation.....................................    (207,990)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $1,925,808
------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

March 31, 2001

--------------------------------------------------------------------------------

                                                                NATIONAL      MINNESOTA
                                                               PORTFOLIO      PORTFOLIO
                                                               ---------      ---------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $52,915,276; $36,200,738;
    respectively) (Note 1)..................................  $56,911,050    $38,126,546
  Receivables:
    Investment securities sold..............................           --        868,800
    Interest and dividends..................................      695,001        540,944
    Subscriptions of capital stock..........................           44             --
  Deferred registration costs (Note 1)......................       28,368          1,465
  Prepaid expenses..........................................        4,717          1,073
                                                              -----------    -----------
TOTAL ASSETS................................................   57,639,180     39,538,828
                                                              -----------    -----------
LIABILITIES:
  Cash portion of dividends payable.........................       65,409         48,229
  Redemptions of capital stock..............................           --         23,821
  Payable for investment advisory and management fees (Note
    2)......................................................       38,552         24,156
  Payable for distribution fees (Note 2)....................          478            169
  Accounts payable and accrued expenses.....................       19,284         17,509
                                                              -----------    -----------
TOTAL LIABILITIES...........................................      123,723        113,884
                                                              -----------    -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share-authorized 100,000,000,000; 100,000,000,000
    shares; respectively....................................   53,352,282     37,960,764
  Unrealized appreciation of investments....................    3,995,774      1,925,808
  Undistributed net investment income (loss)................       (2,796)         5,887
  Accumulated net realized gain (loss) from sale of
    investments.............................................      170,197       (467,515)
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $57,515,457    $39,424,944
                                                              ===========    ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $7,043,376; and
  $3,644,219; respectively and 643,139; and 355,599 shares
  outstanding; respectively)................................       $10.95         $10.25
                                                              -----------    -----------
Class B shares (based on net assets of $1,584,109; and
  $841,676; respectively and 144,815; and 82,113 shares
  outstanding; respectively)................................       $10.94         $10.25
                                                              -----------    -----------
Class C shares (based on net assets of $321,118; and
  $197,596; respectively and 29,400; and 19,234 shares
  outstanding; respectively)................................       $10.92         $10.27
                                                              -----------    -----------
Class E shares (based on net assets of $43,507,722; and
  $33,611,960; respectively and 3,966,465; and 3,267,389
  shares outstanding; respectively).........................       $10.97         $10.29
                                                              -----------    -----------
Class H shares (based on net assets of $5,059,132; and
  $1,129,493; respectively and 462,723; and 109,890 shares
  outstanding; respectively)................................       $10.93         $10.28
                                                              -----------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

(Unaudited)

March 31, 2001

--------------------------------------------------------------------------------

                                                                NATIONAL      MINNESOTA
                                                               PORTFOLIO      PORTFOLIO
                                                               ---------      ---------
NET INVESTMENT INCOME:
  Income:
    Interest income.........................................   $1,574,524     $1,117,315
                                                               ----------     ----------
  Expenses:
    Investment advisory and management fees (Note 2)........      222,592        140,738
    Distribution fees (Class A) (Note 2)....................        8,603          4,457
    Distribution fees (Class B) (Note 2)....................        7,817          4,106
    Distribution fees (Class C) (Note 2)....................        1,502          1,099
    Distribution fees (Class H) (Note 2)....................       24,995          5,509
    Registration fees (Note 1)..............................       21,664          3,606
    Legal and auditing fees.................................        9,087          8,851
    Shareholders' notices and reports.......................       10,311          7,127
    Custodian fees..........................................        1,381          2,881
    Directors' fees and expenses............................        5,069          3,546
    Other...................................................        5,010          3,433
                                                               ----------     ----------
  Total expenses............................................      318,031        185,353
                                                               ----------     ----------
NET INVESTMENT INCOME.......................................    1,256,493        931,962
                                                               ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security transactions.......      447,634        (37,755)
  Net change in unrealized appreciation of investments......    1,971,473      1,518,232
                                                               ----------     ----------
NET GAIN ON INVESTMENTS.....................................    2,419,107      1,480,477
                                                               ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $3,675,600     $2,412,439
                                                               ==========     ==========

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                               PERIOD ENDED         FOR THE
                                                              MARCH 31, 2001       YEAR ENDED
                                                               (UNAUDITED)     SEPTEMBER 30, 2000
                                                              --------------   ------------------
OPERATIONS:
  Net investment income.....................................    $ 1,256,493        $ 2,776,202
  Net realized gain from security transactions..............        447,634            173,042
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      1,971,473           (134,800)
                                                                -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      3,675,600          2,814,444
                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................       (158,368)          (315,592)
    Class B.................................................        (30,516)           (62,240)
    Class C.................................................         (5,854)           (14,125)
    Class E.................................................     (1,036,510)        (2,145,134)
    Class H.................................................        (97,668)          (213,620)
                                                                -----------        -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................     (1,328,916)        (2,750,711)
                                                                -----------        -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (62,199 and 99,558 shares)......................        675,257          1,036,967
    Class B (2,907 and 8,589 shares)........................         30,874             89,415
    Class C (2,933 and 4,400 shares)........................         32,007             45,357
    Class E (58,815 and 67,046 shares)......................        640,825            695,823
    Class H (28,399 and 21,104 shares)......................        304,743            220,943
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (11,432 and 22,556 shares)......................        123,514            233,569
    Class B (2,585 and 5,373 shares)........................         27,894             55,576
    Class C (544 and 1,261 shares)..........................          5,867             13,020
    Class E (64,393 and 137,257 shares).....................        696,761          1,422,937
    Class H (5,344 and 11,561 shares).......................         57,662            119,524
  Less cost of repurchase of shares
    Class A (50,222 and 290,086 shares).....................       (543,224)        (3,000,411)
    Class B (7,412 and 34,705 shares).......................        (80,679)          (358,758)
    Class C (1,661 and 30,550 shares).......................        (17,931)          (313,727)
    Class E (169,531 and 685,948 shares)....................     (1,825,086)        (7,119,277)
    Class H (49,757 and 129,435 shares).....................       (530,511)        (1,340,065)
                                                                -----------        -----------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........       (402,027)        (8,199,107)
                                                                -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      1,944,657         (8,135,374)
NET ASSETS:
  Beginning of period.......................................     55,570,800         63,706,174
                                                                -----------        -----------
  End of period [includes undistributed (excess distribution
    of) net investment income of $(2,796) and $69,627,
    respectively]...........................................    $57,515,457        $55,570,800
                                                                ===========        ===========

FORTIS TAX-FREE PORTFOLIOS, INC.

Statement of Changes in Net Assets

MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                               PERIOD ENDED         FOR THE
                                                              MARCH 31, 2001       YEAR ENDED
                                                               (UNAUDITED)     SEPTEMBER 30, 2000
                                                              --------------   ------------------
OPERATIONS:
  Net investment income.....................................    $   931,962        $ 2,032,236
  Net realized loss from security transactions..............        (37,755)          (294,489)
  Net change in unrealized appreciation of investments......      1,518,232             98,863
                                                                -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      2,412,439          1,836,610
                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (86,340)          (163,436)
    Class B.................................................        (16,898)           (31,425)
    Class C.................................................         (4,514)            (9,544)
    Class E.................................................       (844,932)        (1,752,368)
    Class H.................................................        (22,609)           (50,203)
                                                                -----------        -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................       (975,293)        (2,006,976)
                                                                -----------        -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (28,927 and 83,620 shares)......................        293,123            819,244
    Class B (2,236 and 17,842 shares).......................         23,038            173,976
    Class C (462 and 4,227 shares)..........................          4,740             41,374
    Class E (28,770 and 71,185 shares)......................        297,640            694,000
    Class H (19 and 34,160 shares)..........................            200            331,607
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (6,359 and 12,337 shares).......................         64,439            120,618
    Class B (1,662 and 3,201 shares)........................         16,839             31,314
    Class C (260 and 505 shares)............................          2,640              4,954
    Class E (56,131 and 122,065 shares).....................        570,847          1,197,168
    Class H (2,053 and 3,131 shares)........................         20,859             30,721
  Less cost of repurchase of shares
    Class A (29,353 and 73,271 shares)......................       (297,105)          (716,329)
    Class B (5,627 and 24,003 shares).......................        (56,228)          (234,700)
    Class C (7,211 and 3,913 shares)........................        (72,980)           (38,303)
    Class E (155,088 and 618,875 shares)....................     (1,574,068)        (6,046,896)
    Class H (780 and 69,818 shares).........................         (7,903)          (680,998)
                                                                -----------        -----------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........       (713,919)        (4,272,250)
                                                                -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        723,227         (4,442,616)
NET ASSETS:
  Beginning of period.......................................     38,701,717         43,144,333
                                                                -----------        -----------
  End of period (includes undistributed net investment
    income of $5,887 and $49,218, respectively).............    $39,424,944        $38,701,717
                                                                ===========        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax-Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the portfolio.

   The Minnesota Portfolio concentrates its investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The funds offer Class A, Class B, Class C, Class E and Class H shares.
   Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Municipal securities for which the over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The funds amortize long-term bond premium and original issue discount.

   For the period ended March 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $12,405,029 and $13,224,659 for National Portfolio; and $3,493,796 and $4,405,400 for Minnesota Portfolio, respectively.

   INCOME TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

   For federal income tax purposes the National Portfolio and Minnesota Portfolio have capital loss carryovers of $277,437 and $429,760, respectively at September 30, 2000, which, if not offset by subsequent capital gains, will expire in 2008 and 2009. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The funds declare income distributions daily to be paid on the last business day of each month. The funds will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value on the payable date or paid in cash five business days after month-end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The funds may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The funds would be exposed to market risk as a result of changes in the value of the underlying financial instruments. Investment in financial futures requires the funds to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily

--------------------------------------------------------------------------------
   unrealized gains or losses. When the contracts are closed, the funds recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of March 31, 2001.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December, 15, 2000. The revised guide is not expected to have a significant impact on the funds' financial position, statements of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), was the investment adviser for the funds as of March 31, 2001, (see note 3, Acquisition). Under the investment advisory and management agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the National Portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Woodbury Financial Services previously Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                                    Class A    Class B    Class C    Class E    Class H
   ----------------------------------------------------------------------------------------------------
   National Portfolio...........................    $9,345      $120       $210      $14,163    $12,764
   Minnesota Portfolio..........................    $7,668      $329       $394      $ 6,751    $   314

   Legal fees and expenses aggregating $743 and $499 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. ACQUISITION: On April 2, 2001, The Hartford Financial Services Group ("The Hartford") acquired Fortis Advisers, Inc. and its subsidiaries, including Fortis Investors, Inc. The Hartford is a leading insurance and financial services company with over $171.5 billion in assets. Hartford Investment Financial Services Company ("HIFSCO") is a wholly-owned indirect subsidiary of The Hartford. As a result of the acquisition, HIFSCO became (with the approval by the funds' Board of Directors) the interim investment advisor to the funds. Shareholders of record on April 12, 2001 will be asked to approve a definitive investment advisory agreement with HIFSCO at a special meeting of shareholders to be held on or about May 31, 2001. HIFSCO has entered interim investment sub-advisory agreements on behalf of each fund with Hartford Investment Management Company ("HIMCO"). At the above-referenced shareholder meeting, shareholders will be asked to approve the definitive investment sub-advisory agreements. Hartford Administrative Services Company, formerly Fortis Advisers, Inc. serves as the funds' transfer agent and dividend agent. Woodbury Financial Services, Inc. formerly Fortis Investors, Inc., is the principal distributor of the funds.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for of the funds was as follows:

                                                                    Class E
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
NATIONAL PORTFOLIO                         2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.52   $ 10.49   $ 11.38   $ 11.07   $ 10.76   $ 10.72
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .25       .52       .50       .52       .55       .56
  Net realized and unrealized gain
    (loss) on investments...............       .46       .02      (.78)      .34       .31       .04
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .71       .54      (.28)      .86       .86       .60
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.26)     (.51)     (.49)     (.51)     (.55)     (.56)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.26)     (.51)     (.61)     (.55)     (.55)     (.56)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.97   $ 10.52   $ 10.49   $ 11.38   $ 11.07   $ 10.76
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.82%     5.33%    (2.56%)    7.97%     8.19%     5.69%
Net assets end of period (000s
  omitted)..............................   $43,508   $42,212   $47,140   $56,959   $59,727   $65,237
Ratio of expenses to average daily net
  assets................................       .97%*     .96%      .94%      .98%      .95%      .93%
Ratio of net investment income to
  average daily net assets..............      4.59%*    4.96%     4.56%     4.65%     5.03%     5.19%
Portfolio turnover rate.................        24%       64%       89%       74%       71%       52%

                                                                    Class A
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
NATIONAL PORTFOLIO                         2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.50   $ 10.47   $ 11.37   $ 11.06   $ 10.75   $ 10.71
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .24       .50       .47       .50       .53       .53
  Net realized and unrealized gain
    (loss) on investments...............       .46       .02      (.78)      .34       .31       .04
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .70       .52      (.31)      .84       .84       .57
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.25)     (.49)     (.47)     (.49)     (.53)     (.53)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.25)     (.49)     (.59)     (.53)     (.53)     (.53)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.95   $ 10.50   $ 10.47   $ 11.37   $ 11.06   $ 10.75
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.71%     5.09%    (2.87%)    7.75%     7.96%     5.46%
Net assets end of period (000s
  omitted)..............................   $ 7,043   $ 6,509   $ 8,247   $ 8,308   $ 7,263   $ 6,239
Ratio of expenses to average daily net
  assets................................      1.22%*    1.21%     1.19%     1.23%     1.20%     1.18%
Ratio of net investment income to
  average daily net assets..............      4.34%*    4.71%     4.31%     4.40%     4.78%     4.97%
Portfolio turnover rate.................        24%       64%       89%       74%       71%       52%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                                    Class B
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
NATIONAL PORTFOLIO                         2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.49   $ 10.46   $ 11.36   $ 11.05   $ 10.74   $ 10.70
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .20       .42       .38       .42       .44       .45
  Net realized and unrealized gain
    (loss) on investments...............       .46       .02      (.78)      .34       .31       .04
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .66       .44      (.40)      .76       .75       .49
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.41)     (.50)     (.45)     (.44)     (.45)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.94   $ 10.49   $ 10.46   $ 11.36   $ 11.05   $ 10.74
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.33%     4.29%    (3.61%)    6.95%     7.14%     4.65%
Net assets end of period (000s
  omitted)..............................   $ 1,584   $ 1,540   $ 1,752   $ 1,493   $ 1,287   $   997
Ratio of expenses to average daily net
  assets................................      1.97%*    1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.59%*    3.96%     3.56%     3.65%     4.02%     4.20%
Portfolio turnover rate.................        24%       64%       89%       74%       71%       52%

*      Annualized.
@      For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                                    Class C
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
NATIONAL PORTFOLIO                         2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.48   $ 10.45   $ 11.34   $ 11.04   $ 10.74   $ 10.70
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .20       .42       .39       .41       .43       .45
  Net realized and unrealized gain
    (loss) on investments...............       .45       .02      (.78)      .34       .31       .04
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .65       .44      (.39)      .75       .74       .49
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.41)     (.50)     (.45)     (.44)     (.45)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.92   $ 10.48   $ 10.45   $ 11.34   $ 11.04   $ 10.74
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.24%     4.30%    (3.53%)    6.86%     7.04%     4.65%
Net assets end of period (000s
  omitted)..............................   $   321   $   289   $   548   $   493   $   584   $   223
Ratio of expenses to average daily net
  assets................................      1.97%*    1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.59%*    3.96%     3.56%     3.65%     4.05%     4.20%
Portfolio turnover rate.................        24%       64%       89%       74%       71%       52%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                                    Class H
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
NATIONAL PORTFOLIO                         2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.49   $ 10.46   $ 11.35   $ 11.06   $ 10.75   $ 10.71
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .20       .42       .39       .40       .44       .45
  Net realized and unrealized gain
    (loss) on investments...............       .45       .02      (.78)      .34       .31       .04
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .65       .44      (.39)      .74       .75       .49
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments.........................        --        --      (.12)     (.04)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.41)     (.50)     (.45)     (.44)     (.45)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.93   $ 10.49   $ 10.46   $ 11.35   $ 11.06   $ 10.75
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.23%     4.29%    (3.52%)    6.76%     7.13%     4.64%
Net assets end of period (000s
  omitted)..............................   $ 5,059   $ 5,021   $ 6,019   $ 6,099   $ 5,111   $ 4,015
Ratio of expenses to average daily net
  assets................................      1.97%*    1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.59%*    3.96%     3.56%     3.65%     4.03%     4.20%
Portfolio turnover rate.................        24%       64%       89%       74%       71%       52%

                                                                    Class E
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
MINNESOTA PORTFOLIO                        2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.91   $  9.94   $ 10.77   $ 10.46   $ 10.28   $ 10.32
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .24       .51       .50       .52       .53       .55
  Net realized and unrealized gain
    (loss) on investments...............       .40      (.04)     (.67)      .32       .18      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .64       .47      (.17)      .84       .71       .51
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.26)     (.50)     (.49)     (.52)     (.53)     (.55)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.26)     (.50)     (.66)     (.53)     (.53)     (.55)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.29   $  9.91   $  9.94   $ 10.77   $ 10.46   $ 10.28
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.47%     4.87%    (1.71%)    8.25%     7.10%     5.01%
Net assets end of period (000s
  omitted)..............................   $33,612   $33,088   $37,396   $42,170   $43,584   $49,262
Ratio of expenses to average daily net
  assets................................       .87%*     .86%      .86%      .91%      .96%      .93%
Ratio of net investment income to
  average daily net assets..............      4.83%*    5.12%     4.73%     4.94%     5.14%     5.34%
Portfolio turnover rate.................        10%       56%       55%       55%       61%       41%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                                    Class A
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
MINNESOTA PORTFOLIO                        2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.88   $  9.91   $ 10.74   $ 10.43   $ 10.26   $ 10.30
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .21       .48       .47       .49       .50       .52
  Net realized and unrealized gain
    (loss) on investments...............       .40      (.04)     (.67)      .32       .18      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .61       .44      (.20)      .81       .68       .48
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.24)     (.47)     (.46)     (.49)     (.51)     (.52)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.24)     (.47)     (.63)     (.50)     (.51)     (.52)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.25   $  9.88   $  9.91   $ 10.74   $ 10.43   $ 10.26
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      6.27%     4.63%    (1.94%)    8.13%     6.66%     4.78%
Net assets end of period (000s
  omitted)..............................   $ 3,644   $ 3,454   $ 3,240   $ 3,170   $ 3,689   $ 1,822
Ratio of expenses to average daily net
  assets................................      1.12%*    1.11%     1.11%     1.16%     1.21%     1.18%
Ratio of net investment income to
  average daily net assets..............      4.58%*    4.87%     4.48%     4.69%     4.89%     5.07%
Portfolio turnover rate.................        10%       56%       55%       55%       61%       41%

                                                                    Class B
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
MINNESOTA PORTFOLIO                        2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.88   $  9.90   $ 10.73   $ 10.42   $ 10.24   $ 10.27
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .18       .42       .39       .41       .42       .45
  Net realized and unrealized gain
    (loss) on investments...............       .40      (.04)     (.67)      .32       .18      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .58       .38      (.28)      .73       .60       .41
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.40)     (.38)     (.41)     (.42)     (.44)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.40)     (.55)     (.42)     (.42)     (.44)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.25   $  9.88   $  9.90   $ 10.73   $ 10.42   $ 10.24
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      5.89%     3.96%    (2.73%)    7.18%     6.01%     4.04%
Net assets end of period (000s
  omitted)..............................   $   842   $   829   $   860   $ 1,271   $ 1,301   $ 1,109
Ratio of expenses to average daily net
  assets................................      1.87%*    1.86%     1.86%     1.91%     1.96%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.83%*    4.12%     3.73%     3.94%     4.14%     4.34%
Portfolio turnover rate.................        10%       56%       55%       55%       61%       41%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                                    Class C
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
MINNESOTA PORTFOLIO                        2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.90   $  9.93   $ 10.73   $ 10.44   $ 10.26   $ 10.30
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .18       .41       .42       .39       .42       .44
  Net realized and unrealized gain
    (loss) on investments...............       .40      (.04)     (.67)      .32       .18      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .58       .37      (.25)      .71       .60       .40
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.40)     (.38)     (.41)     (.42)     (.44)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.40)     (.55)     (.42)     (.42)     (.44)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.27   $  9.90   $  9.93   $ 10.73   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      5.87%     3.84%    (2.45%)    6.97%     6.00%     4.00%
Net assets end of period (000s
  omitted)..............................   $   198   $   255   $   247   $   194   $   232   $   210
Ratio of expenses to average daily net
  assets................................      1.87%*    1.86%     1.86%     1.91%     1.96%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.83%*    4.12%     3.73%     3.94%     4.14%     4.31%
Portfolio turnover rate.................        10%       56%       55%       55%       61%       41%

                                                                    Class H
                                           ---------------------------------------------------------
                                                           Year Ended September 30,
                                           ---------------------------------------------------------
MINNESOTA PORTFOLIO                        2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.91   $  9.93   $ 10.76   $ 10.44   $ 10.26   $ 10.30
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .18       .42       .39       .42       .42       .44
  Net realized and unrealized gain
    (loss) on investments...............       .40      (.04)     (.67)      .32       .18      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .58       .38      (.28)      .74       .60       .40
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.21)     (.40)     (.38)     (.41)     (.42)     (.44)
  From net realized gains on
    investments.........................        --        --      (.17)     (.01)       --        --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.21)     (.40)     (.55)     (.42)     (.42)     (.44)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.28   $  9.91   $  9.93   $ 10.76   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      5.87%     3.95%    (2.73%)    7.26%     6.00%     3.93%
Net assets end of period (000s
  omitted)..............................   $ 1,129   $ 1,076   $ 1,401   $ 1,458   $ 1,227   $ 1,061
Ratio of expenses to average daily net
  assets................................      1.87%*    1.86%     1.86%     1.91%     1.96%     1.93%
Ratio of net investment income to
  average daily net assets..............      3.83%*    4.12%     3.73%     3.94%     4.14%     4.33%
Portfolio turnover rate.................        10%       56%       55%       55%       61%       41%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS, THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC.,
P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

UNDERWRITTEN AND DISTRIBUTED THROUGH
Woodbury Financial Services, Inc.
Member NASD, SIFO
P.O. Box 64284, St. Paul, MN 55164-0284

INVESTMENT MANAGER
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

INVESTMENT SUBADVISERS
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109
--------------------------------------------------------------------------------

FORTIS FUNDS                                                     ---------------
P.O. Box 64284                                                      PRSRTSTD
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
Fortis Tax-Free Portfolios, Inc.                                 Permit No. 3794
                                                                 Minneapolis, MN
                                                                 ---------------

-C- 5/01 Hartford Investment Financial Services
Company. The Fortis brandmark and Fortis-SM- are servicemarks of Fortis (B) and Fortis (NL).

95380 5/01